S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 05, 2026 USD ($) $ / shares shares
Toon Acquisition LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	8,625,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Toon Acquisition LLC [Member] | Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount	$ 5,750,000
Toon Acquisition LLC [Member] | Repayment of loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Repayment of loans made to us to cover offering related and organizational expenses.
Sponsor Compensation Amount	$ 250,000
Toon Acquisition LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Working capital loans to finance transaction costs in connection with an initial business combination
Sponsor Compensation Amount	$ 1,500,000
Toon Acquisition LLC [Member] | Any Out of Pocket Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Directors [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	100,000
Price Paid or to be Paid for Securities, Total Amount	$ 300
Toon Acquisition LLC, Officers, Directors or Advisors, Respective Affiliates [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 250,000
Toon Acquisition LLC, Officers, Directors or Advisors, Respective Affiliates [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant
Toon Acquisition LLC, Officers, Directors or Advisors, Respective Affiliates [Member] | Any Out of Pocket Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination